Derivative Assets And Liabilities (Tables)	12 Months Ended
Dec. 31, 2016
Derivative Assets And Liabilities [Abstract]
Schedule of Notional Amounts and Fair Values of Derivatives Outstanding

The following tables present notional amounts and fair values of derivatives outstanding as of December 31, 2016 and 2015:

	As of December 31,
	2016		2015
	Notional amount	Fair value	Notional amount	Fair value
Derivative assets not designated as hedges:
Interest rate caps	$2,911,220	$30,362	$2,194,210	$18,965
Derivative assets designated as cash flow hedges:
Interest rate swaps	$425,612	$6,825	—	—
Total derivative assets		$37,187		$18,965

	As of December 31,
	2016		2015
	Notional amount	Fair value	Notional amount	Fair value
Derivative liabilities designated as cash flow hedges:
Interest rate swaps	$—	$—	$23,223	$21
Total derivative liabilities		$—		$21

Schedule of Gain (Loss) Recorded in OCI Related to Derivative Instruments

We recorded the following in other comprehensive income (loss) related to derivative financial instruments for the years ended December 31, 2016,  2015 and 2014:

	Year Ended December 31,
	2016	2015	2014
Gain (Loss)
Effective portion of change in fair market value of derivatives designated as cash flow hedges:
Interest rate swaps	$6,846	$385	$2,065
Reclassification of derivative loss to interest expense	—	—	3,126
Income tax effect	(856)	(47)	(649)
Net changes in cash flow hedges, net of tax	$5,990	$338	$4,542

Schedule of Effect of Derivatives Recorded in Interest Expense and Other Expenses

The following table presents the effect of derivatives recorded in interest expense in our Consolidated Income Statements for the years ended December 31, 2016,  2015 and 2014. We do not expect to reclassify amounts from AOCI to interest expense in our Consolidated Income Statement over the next 12 months.

	Year Ended December 31,
	2016	2015	2014
Loss (Gain)
Derivatives not designated as hedges:
Interest rate caps and swaps	$1,628	$18,118	$13,569
Reclassification to Consolidated Income Statements:
Reclassification of amounts previously recorded in AOCI	—	—	3,126
Effect from derivatives	$1,628	$18,118	$16,695